Statement of Financial Position (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets [Abstract]
Current assets	$ 2,197	$ 2,790
Cash and cash equivalents	415	892
Restricted cash	34	35
Receivables	477	496
Trade	43	104
Recoverable taxes, rebates, levies and duties	264	247
Other	170	145
Inventories	942	1,165
Materials on the leach pad	131	128
Deferred taxation assets	68	74
Assets held for sale	130	0
Property, plant and equipment, net	5,520	7,235
Acquired properties, net	136	748
Goodwill and other intangibles, net	266	305
Other long-term inventory	118	180
Materials on the leach pad	486	445
Other long-term assets	1,350	1,360
Deferred taxation assets	105	39
Total assets	10,178	13,102
LIABILITIES AND EQUITY
Current liabilities	2,313	1,959
Accounts payable and other current liabilities	885	1,007
Short-term debt	1,014	271
Short-term debt at fair value	270	588
Bank overdraft	31	0
Tax payable	58	93
Liabilities held for sale	55	0
Other non-current liabilities	300	379
Long-term debt	2,233	2,750
Derivatives	0	10
Deferred taxation liabilities	867	1,157
Provision for environmental rehabilitation	720	758
Provision for labor, civil, compensation claims and settlements	28	32
Provision for pension and other post-retirement medical benefits	153	209
Commitments and contingencies
Equity	3,564	5,848
Share capital - 600,000,000 (2012 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2012 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2013 - 383,629,915 (2012 - 383,166,205). E ordinary shares issued 2013 - 700,000 (2012 - 700,000)	13	13
Additional paid in capital	8,824	8,808
Accumulated deficit	(4,016)	(2,103)
Accumulated other comprehensive income	(1,286)	(928)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	3,571	5,826
Noncontrolling interests	(7)	22
Total liabilities and equity	$ 10,178	$ 13,102